Fair Value Measurements - Summary of Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques (Details) - Private Warrants [Member]	Mar. 31, 2022 yr	Dec. 31, 2021 yr
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	4.3	4.6
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	35	35
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0	0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	2.43	1.2
Fair value at valuation date
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.39	3.51